Taxation, Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Deferred Tax [Abstract]
Foreign exchange gain/loss	$ (1,368)	$ (1,238)
Losses available for offsetting against future taxable income	1,368	1,238
Net deferred tax assets	0	0
Increase (decrease) in deferred tax	$ 34,900	$ 29,200